Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and the VIEs through which the Company conducts its business operations as of December 31, 2023 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Hangzhou NetEase Leihuo Technology Co., Ltd. (“Hangzhou Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Schedule of combined financial information of the VIEs included in the accompanying consolidated financial statements of the Group

The following combined financial information of the VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	2,303,280	1,802,256
Time deposits	400,000	420,000
Restricted cash	2,654,971	2,701,083
Accounts receivable, net	3,542,272	4,663,331
Inventories	67,572	36,908
Prepayments and other current assets, net	1,867,110	1,765,209
Short-term investments	73,984	73,904
Amounts due from Group companies	9,917,091	9,192,463
Total current assets	20,826,280	20,655,154

Property, equipment and software, net	78,666	52,212
Operating lease right-of-use assets, net	54,653	53,686
Deferred tax assets	155,595	148,847
Restricted cash	200	500
Long-term investments	885,372	1,212,804
Other long-term assets	164,968	203,744
Total non-current assets	1,339,454	1,671,793

Total assets	22,165,734	22,326,947

Accounts payable	802,717	265,137
Salary and welfare payables	155,478	114,794
Taxes payable	41,352	142,769
Short-term loans	422	16,095
Contract liabilities	11,465,101	12,401,426
Accrued liabilities and other payables	3,809,049	3,689,885
Short-term operating lease liabilities	20,690	22,413
Amounts due to Group companies	3,937,784	2,822,751
Total current liabilities	20,232,593	19,475,270

Long-term operating lease liabilities	34,291	30,278
Other long-term payable	263,373	554,648
Total non-current liabilities	297,664	584,926

Total liabilities	20,530,257	20,060,196

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
Third-party revenues	74,406,521	82,549,444	90,054,544
Intra-Group revenues	808,648	817,962	734,857
Total net revenues	75,215,169	83,367,406	90,789,401

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(17,651,675)	(18,358,287)	(17,468,565)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(56,822,482)	(64,777,586)	(72,992,568)
Other intra-Group cost of revenues and operating expenses	(168,850)	(185,608)	(23,546)
Total cost of revenues and operating expenses	(74,643,007)	(83,321,481)	(90,484,679)

Net income	624,299	(81,329)	328,357

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	61,272,031	67,459,864	72,325,460
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(59,439,552)	(66,970,818)	(73,298,667)
Net cash (used in)/ provided by other transactions with intra-Group companies	(283,621)	299,452	639,545
Net cash provided by/ (used in) operating activities	1,548,858	788,498	(333,662)

Cash flows from investing activities:
Net cash used in transactions with third-parties	(39,430)	(71,832)	(82,645)
Net cash used in investing activities	(39,430)	(71,832)	(82,645)

Cash flows from financing activities:
Net cash used in transactions with intra-Group companies	(622,809)	(105,448)	(52,839)
Net cash (used in)/ provided by transactions with third-parties	(678,287)	(52,541)	15,673
Net cash used in financing activities	(1,301,096)	(157,989)	(37,166)